Other Accounts Payable	6 Months Ended
Jun. 30, 2023
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE	NOTE 3 – OTHER ACCOUNTS PAYABLE:
	June 30, 2023	December 31, 2022

Employees’ salaries and related liabilities	454	396
Related parties	365	332
Accrued expenses	533	470
Other	20	19
Total	1,372	1,217